Segmented Information - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Revenue	$ 960,156	$ 1,217,052	$ 2,045,422
Accounts Receivable And Contract Assets [Member]
Statements [Line Items]
Revenue		$ 68,000
Percentage of entity's revenue		12.00%
USA And Canada Segments [Member]
Statements [Line Items]
Percentage of entity's revenue description	no	no
Revenue			$ 262,500
Percentage of entity's revenue			12.80%